LONG-TERM DEPOSITS	12 Months Ended
Dec. 31, 2014
Long-Term Investments [Abstract]
Deposits Assets Disclosure Noncurrent [Text Block]
NOTE 6 — LONG-TERM DEPOSITS

	DECEMBER 31,
	2014	2013

Bank deposits (see also Note 11A)	$1,335	$1,072
	$1,335	$1,072

The bank deposits bear interest at an average annual rate of 1.5% and 2.1% for 2014 and 2013, respectively.